Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill impairment	$ 0	$ 0	$ 0	$ 0	$ 25,797,000
Carrying amount of goodwill	1,494,252,000		1,466,884,000	1,466,884,000	1,466,884,000
Impairment charge			0	0	175,269,000
Amortization expense for intangible assets	18,080,000	18,077,000	72,358,000	72,310,000	81,329,000
Subsidiaries [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill impairment			0	0	$ 25,800,000
Percentage of weighted average cost of capital					11.50%
Carrying amount of goodwill			0	0
Impairment charge	0	0	0	0
Amortization expense for intangible assets	24,800,000	$ 24,700,000	$ 98,700,000	$ 98,600,000	$ 109,100,000
Acquired Technologies [Member] | Subsidiaries [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Acquired intangible assets	$ 4,800				$ 800,000
Finite-Lived Intangible Asset, Useful Life					3 years
Customer Relationships [Member] | Subsidiaries [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Impairment charge					$ 181,300,000